Fees Summary	Aug. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,378,200.00
Previously Paid Amount	0.00
Total Fee Amount	1,282.70
Total Offset Amount	0.00
Net Fee	1,282.70
Narrative - Max Aggregate Offering Price	$ 8,378,200.00
Final Prospectus	true